Financial assets and liabilities - Schedule of changes in level 3 financial assets and liabilities measured at fair value for continuing operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Financial assets at beginning of period	€ 15,799
Financial assets at end of period	13,213	€ 15,799
Financial liabilities
Financial liabilities at beginning of period	(9,228)
Financial liabilities at end of period	(7,062)	(9,228)
Financial assets at fair value, class | Level 3
Financial assets
Financial assets at beginning of period	865	779
Net (losses)/gains in income statement	(66)	40
Additions	111	96
Deductions	(52)	(45)
Transfers out of level 3	0	(5)
Other movements	(1)	0
Financial assets at end of period	857	865
Financial liabilities at fair value, class | Level 3
Financial liabilities
Financial liabilities at beginning of period	(533)	(499)
Net (losses)/gains in income statement	(5)	(25)
Additions	0	(13)
Deductions	501	16
Transfers out of Level 3	0	0
Other movements	0	(12)
Financial liabilities at end of period	€ (37)	€ (533)